NOTES PAYABLE (Details) (USD $)	0 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended					1 Months Ended	0 Months Ended
	Nov. 09, 2012	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Jan. 15, 2013	Apr. 12, 2012	May 06, 2013	Feb. 12, 2013	Nov. 15, 2012	Dec. 31, 2012	Nov. 10, 2014	Sep. 13, 2013	May 31, 2013
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	8.00%
Notes Payable, Current	$ 368,059
Accounts Payable, Current		33,110		24,600	161,225
Debt Conversion, Original Debt, Amount	545,958			550,000	2,915,000
Conversion of Stock, Shares Issued (in Shares)	3,733,428
Debt Instrument, Convertible, Terms of Conversion Feature	The 8% Convertible Note is convertible into shares of the Company's Common Stock at a conversion price equal to the greater of: (i) $0.15 per share or (ii) the price per share at which Common Stock is sold in a subsequent financing. Upon effectiveness of the registration statement covering the resale of such shares, the 8% Convertible Note will automatically convert into shares of the Company's Common Stock at the applicable conversion price. The aggregate grant date fair value of the common stock was applied to the principal amount of the May 2013 Debenture to determine the debt discount.
Amortization of Financing Costs					234,500
Debt Instrument, Unamortized Discount (Premium), Net					223,419
Amortization of Debt Discount (Premium)			55,948	223,419	751,126
Repayments of Convertible Debt				50,000
Stock Issued During Period, Value, Issued for Services		59,879		195,468
Scenario, Forecast [Member] | May 2013 Debenture [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Convertible, Conversion Price (in Dollars per share)													$ 0.13
Senior Secured Convertible Debentures [Member]
NOTES PAYABLE (Details) [Line Items]
Proceeds from Convertible Debt						50,000	515,000
Debt Instrument, Maturity Date							Jun. 30, 2013
Debt Instrument, Interest Rate, Stated Percentage				8.00%
Debt Instrument, Face Amount					515,000
Debt Instrument, Increase, Accrued Interest					30,764
Debt Instrument, Convertible, Number of Equity Instruments					20,000,000
Cancellation Of Unissued Common Stock Shares (in Shares)					12,886,346
Available-for-sale Debt Securities, Gross Unrealized Loss					5,459,582
Aztec [Member]
NOTES PAYABLE (Details) [Line Items]
Accounts Payable, Current	177,899
May 2013 Debenture [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage								10.00%
Debt Instrument, Face Amount					2,400,000
Debt Instrument, Increase, Accrued Interest					120,000
Debt Instrument, Unamortized Discount								229,691						229,691
Amortization of Financing Costs					234,500
Debt Instrument, Convertible, Conversion Price (in Dollars per share)					$ 0.13			$ 0.25					$ 0.25
Debt Conversion, Converted Instrument, Shares Issued (in Shares)								1,200,000
Debt Conversion Converted Instrument Expiration Period								2 years
Proceeds from Issuance of Debt								2,400,000
Amortization of Debt Discount (Premium)					229,691
Gain Loss On Debt Modification And Conversion Inducement					1,351,400
Debt Conversion, Converted Instrument, Amount								254,400
Stock Issued During Period Shares Conversion Of Notes Payable and Accrued Interest (in Shares)					19,400,000
Debt Instrument, Fee Amount					62,500
Stock Issued During Period, Shares, Issued for Services (in Shares)					1,000,000
Stock Issued During Period, Value, Issued for Services					172,000
Convertible Note [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Conversion, Original Debt, Amount									550,000
Debt Instrument, Unamortized Discount	341,224
Amortization of Financing Costs					244,705
Debt Instrument, Convertible, Conversion Price (in Dollars per share)									$ 0.15
Debt Conversion, Converted Instrument, Shares Issued (in Shares)									3,686,634
Purchase Agreement [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Interest Rate, Stated Percentage										10.00%
Debt Instrument, Unamortized Discount										225,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)										$ 0.20
Debt Conversion, Converted Instrument, Shares Issued (in Shares)										12,500
Private Offering, Maximum Limit Amount										3,000,000
Private Offering Per Unit Cost (in Dollars per Item)										50,000
Debt Conversion Converted Instrument Expiration Period										2 years
Number Of Units Sold											9
Proceeds from Issuance of Debt											450,000
Debt Instrument, Increase (Decrease), Other, Net					150,000
Debt Instrument, Unamortized Discount (Premium), Net					268,210
Amortization of Debt Discount (Premium)				223,419	267,272
Long-term Debt, Gross					376,581
November 2012 Debentures [Member]
NOTES PAYABLE (Details) [Line Items]
Debt Instrument, Face Amount												50,000
Debt Instrument, Convertible, Conversion Price (in Dollars per share)				$ 0.076628								$ 0.08
Debt Conversion, Converted Instrument, Shares Issued (in Shares)				7,177,509								27,500
Long-term Debt, Gross				550,000
Gain Loss On Debt Modification And Conversion Inducement				413,917
Repayments of Convertible Debt				$ 50,000